Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) (Parenthetical) - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedges [abstract]
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under revenues	₨ 58	₨ (4,761)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under cost of revenues	₨ 247	₨ 1,379